BORROWINGS - Long-term Narrative details (Details)	1 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Aug. 31, 2020	Jul. 31, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Feb. 29, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2018 CNY (¥)	Jul. 31, 2017 CNY (¥)	Jul. 17, 2017 CNY (¥)	May 31, 2017 CNY (¥)
Debt Instrument [Line Items]
Debt term										1 year	1 year	1 year
Debt Instrument face amount												¥ 300,000,000						¥ 300,000,000
Interest rate																		7.37%
Borrowings outstanding	¥ 11,267,994,705									¥ 11,267,994,705
Loans payable to bank	590,013,307									590,013,307	¥ 938,717,151
Loans payable to bank, current	99,255,963									99,255,963	190,243,717
Carrying amount of solar project sold																¥ 52,000,000.0	¥ 815,400,000		¥ 201,100,000
Short-term borrowings	13,339,366,693									13,339,366,693	8,238,530,781
Government Background Companies [Member]
Debt Instrument [Line Items]
Capital injections											845,780,000
Jinko Chuzhou [Member]
Debt Instrument [Line Items]
Debt term			5 years	5 years
Debt Instrument face amount			¥ 100,000,000	¥ 150,000,000
Interest rate			4.35%	4.35%
Borrowings outstanding	1,560,065,942									1,560,065,942
Debt Instrument, Collateral Amount			¥ 1,024,734,418	¥ 833,242,979
Fixed annual return (as a percent)					4.35%
Noncontrolling interest derecognized									¥ 858,872,176
New loan liabilities at fair value									845,754,728
Jinko Yiwu [Member]
Debt Instrument [Line Items]
Borrowings outstanding	756,889,119									756,889,119	795,375,501
Fixed annual return (as a percent)					6.00%
Equity interest that will be repurchased (as a percent)					45.00%
Noncontrolling interest derecognized									778,531,455
New loan liabilities at fair value									¥ 817,984,401
Jinko Yiwu [Member] | Government Background Companies [Member]
Debt Instrument [Line Items]
Capital injections										¥ 765,000,000
Jinko ShangRao [Member]
Debt Instrument [Line Items]
Equity interest (as a percent)							45.00%
Jinko ShangRao [Member] | Government Background Companies [Member]
Debt Instrument [Line Items]
Debt term										5 years
Debt Instrument face amount	¥ 98,000,000									¥ 98,000,000
Interest rate	10.00%									10.00%				10.00%
Debt Instrument, Collateral Amount	¥ 2,016,736,125									¥ 2,016,736,125	1,902,000,000
Carrying value of the loan	¥ 0									¥ 0
Capital injections		¥ 50,000,000	¥ 150,000,000				¥ 4,500,000,000
Fixed annual return (as a percent)	4.90%	5.18%	5.18%	5.18%						4.90%				4.90%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate										5.00%
Debt instrument, interest rate spread										5.00%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate										9.00%
Debt instrument, interest rate spread										9.00%
Long term Borrowings With Embedded Warrants [Member]
Debt Instrument [Line Items]
Borrowings outstanding	¥ 1,095,629,569									¥ 1,095,629,569
Financings Associated With Failed Sale Lease Back Transactions [Member]
Debt Instrument [Line Items]
Borrowings outstanding	2,756,451,505									2,756,451,505	907,448,923
Current portion of debt	1,272,284,205									1,272,284,205	491,348,271
Carrying amount of solar project sold	2,630,000,000									2,630,000,000	583,000,000.0
Cash consideration received on sale of solar project										3,334,000,000	¥ 572,400,000
Financings Associated With Failed Sale Lease Back Transactions [Member] | Minimum [Member]
Debt Instrument [Line Items]
Lease term											1 year
Financings Associated With Failed Sale Lease Back Transactions [Member] | Maximum [Member]
Debt Instrument [Line Items]
Lease term											6 years
China Merchants Bank [Member]
Debt Instrument [Line Items]
Debt term													10 years
Debt Instrument face amount													¥ 87,880,000
Interest rate													5.39%
Borrowings outstanding	42,411,907									42,411,907
Current portion of debt	9,329,593									9,329,593
Debt Instrument, Collateral Amount	150,315,786									150,315,786
Consortium Loan Two [Member]
Debt Instrument [Line Items]
Debt term												14 years
Debt Instrument face amount | $															$ 105,185,805
Long-term Debt, Gross												¥ 733,797,213
Current portion of debt	26,684,916									26,684,916
Line of Credit Facility, Current Borrowing Capacity	419,041,065									419,041,065				$ 65,724,715
Debt Instrument, Collateral Amount	682,105,885									¥ 682,105,885
Loan Agreement With China Everbright Bank [Member]
Debt Instrument [Line Items]
Debt term										2 years		8 years
Debt Instrument face amount	¥ 100,000,000									¥ 100,000,000	¥ 372,000,000
Interest rate	4.90%									4.90%	6.37%			4.90%
Borrowings outstanding											¥ 98,000,000
Loans payable to bank	¥ 255,753,331									¥ 255,753,331
Loans payable to bank, current	41,313,330									41,313,330
Debt Instrument, Collateral Amount	238,612,455									238,612,455	¥ 664,363,082
Agreement With China CITIC Bank [Member]
Debt Instrument [Line Items]
Debt term											2 years
Debt Instrument face amount											¥ 30,000,000
Interest rate											8.50%
Other long term borrowings
Debt Instrument [Line Items]
Borrowings outstanding	7,921,529,893									7,921,529,893	¥ 6,136,961,743
Rui Xu's Loan Agreement With Government Background Company [Member]
Debt Instrument [Line Items]
Debt term		5 years	5 years
Debt Instrument face amount		¥ 20,000,000	¥ 20,000,000
Interest rate		5.05%	5.05%
Debt Instrument, Collateral Amount	38,570,691									38,570,691
Loan Agreement With Ping An International Financial Leasing Co., Ltd [Member]
Debt Instrument [Line Items]
Debt term						2 years
Debt Instrument face amount						¥ 49,263,158
Borrowings outstanding	18,473,684									¥ 18,473,684
Jiangxi Jinko Loan Agreement With Shangrao Changxi Trade Co.,Ltd (Member)
Debt Instrument [Line Items]
Debt term								1 year 6 months
Debt Instrument face amount								¥ 30,000,000
Interest rate								8.68%
Loan Agreements With Industrial Bank Co.,LTD [Member]
Debt Instrument [Line Items]
Debt term										5 years
Five Year Term Loan Aggreement One [Member]
Debt Instrument [Line Items]
Debt Instrument face amount	¥ 100,000,000									¥ 100,000,000
Interest rate	5.30%									5.30%				5.30%
Borrowings outstanding	¥ 119,000,000									¥ 119,000,000
Five Year Term Loan Aggreement Two [Member]
Debt Instrument [Line Items]
Debt Instrument face amount	¥ 19,000,000									¥ 19,000,000
Interest rate	5.30%									5.30%				5.30%
Borrowings outstanding	¥ 5,190,000									¥ 5,190,000
Loan Agreement with Deutsche Bank Co.,LTD [Member]
Debt Instrument [Line Items]
Debt term										3 years
Debt Instrument face amount	¥ 74,848,069									¥ 74,848,069				$ 11,739,585
Interest rate	1.92%									1.92%				1.92%
Borrowings outstanding	¥ 24,949,356									¥ 24,949,356				$ 3,913,195
Debt Instrument, Collateral Amount	¥ 74,848,069									74,848,069
Loan Agreement With Haining Jinko [Member]
Debt Instrument [Line Items]
Debt term				5 years
Debt Instrument face amount				¥ 690,000,000
Interest rate				10.00%
Debt Instrument, Collateral Amount				¥ 690,000,000
Loan Agreement With Anhui Jinko [Member]
Debt Instrument [Line Items]
Debt term		6 months
Debt Instrument face amount		¥ 455,400,000
Interest rate		5.58%
Debt Instrument, Collateral Amount		¥ 433,702,026
Loan Agreement With Yushan Jinko [Member]
Debt Instrument [Line Items]
Debt term	6 years	6 years
Debt Instrument face amount	¥ 100,000,000	¥ 200,000,000								¥ 100,000,000
Interest rate	4.90%	4.90%								4.90%				4.90%
Debt Instrument, Collateral Amount	¥ 286,728,319	¥ 286,728,319								¥ 286,728,319